Note 17 - Net Loss per Share (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (10,506,935)	$ (7,638,024)
Weighted-average basic and diluted shares (in shares)	177,714,201	177,574,046
Net loss per share - basic and diluted (in AUD per share)	$ (0.06)	$ (0.04)